Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Revenues
Operating expenses:
General and administrative	18,472	1,488	25,743	2,363
Professional Fee	14,000	3,000	38,000	6,000
Interest expense and Bank Charges	3,073	1,808	6,081	4,182
Loss before income tax	(35,545)	(6,296)	(69,824)	(12,545)
Income tax expense
Net loss	$ (35,545)	$ (6,296)	$ (69,824)	$ (12,545)
Net loss per share – Basic and diluted	$ (0.0005)	$ 0.0000	$ (0.0010)	$ (0.0001)
Weighted average common stock outstanding – Basic and diluted	67,199,362	67,199,362	67,199,362	67,199,362